REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE
4.	REVENUE

An analysis of revenue is as follows:

	2022	2023
	$’000	$’000
Sales of an exclusive option.	—	5,000
Total	—	5,000

Revenue of $5,000 for the year ended December 31, 2023 was derived from the option grant fee for the sale of an exclusive option to enter into a license agreement to further develop and commercialize products to a single customer, recognized at a point in time, and there was no further performance obligation to be performed.